Cover	Aug. 06, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 06, 2026
Registrant Name	Immunocore Holdings plc
Entity Incorporation, State or Country Code	X0
Entity File Number	001-39992
Entity Address, Address Line One	92 Park Drive,
Entity Address, Address Line Two	Milton Park Abingdon
Entity Address, City or Town	Oxfordshire,
Entity Address, Country	GB
Entity Address, Postal Zip Code	OX14 4RY
Country Region	44
City Area Code	1235
Local Phone Number	438600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Central Index Key	0001671927
American Depositary Shares
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing one ordinary share, nominal value £0.002 per share
Trading Symbol	IMCR
Security Exchange Name	NASDAQ
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Ordinary share, nominal value £0.002 per share*
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ